Financial instruments - Reconciliation of cash flows from financing activities to the changes in financial liabilities (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities from financing activities
Proceeds from issuance of loans		€ 219,923		€ 30,791
Repayment		(112,880)	€ (34,067)	(16,018)
Interest paid	[1]	(12,853)	(5,731)	(5,423)
Loans
Liabilities from financing activities
Balance at the beginning of year		329,851	362,480
Proceeds from issuance of loans		219,923
Repayment		(112,880)	(34,067)
Interest paid		(12,853)	(5,731)
Cashflow from financing activities		94,189	(39,798)
Interest expense		11,739	9,083
Change in accrued interest and other		1,279	(1,914)
Balance at the end of year		437,058	329,851	362,480
Lease obligations
Liabilities from financing activities
Balance at the beginning of year		176,823	150,438
Repayment		(22,446)	(19,046)
Cashflow from financing activities		(22,446)	(19,046)
Disposal of finance lease obligation		(4,086)	(232)
Foreign currency translation		(958)	(1,120)
Change in accrued interest and other		5,831	4,068
Issue of finance lease obligation		33,975	42,716
Balance at the end of year		189,140	176,823	150,438
Bonds
Liabilities from financing activities
Balance at the beginning of year		3	3
Balance at the end of year		€ 3	€ 3	€ 3

[1]	Interest received and interest paid have been reallocated from the operating cash flow to the investing cash flow and the financing cash flow, respectively. Hence, the previous year figures deviate from the figures published in the annual report 2022. The change was made to provide a clearer picture of the financial position.